The 59 Wall Street Fund, Inc.
6 St. James Avenue
Boston, Massachusetts 02116
(617) 423-0800


March 12, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The 59 Wall Street Fund, Inc. (File no. 33-48605) (the "Registrant"); Prospectus and Statement of Additional Information dated February 28, 1996 for The 59 Wall Street U.S. Equity Fund and The 59 Wall Street Short/Intermediate Fixed Income Fund (the "Funds"), each a series of shares of the Registrant.

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 5 to the Registrant's registration statement on Form N-1A (File no. 33-48605) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on February 28, 1996.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very truly yours,


THE 59 WALL STREET FUND, INC.

By:  /s/ Thomas M. Lenz
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     Thomas M. Lenz
     Secretary